Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000011316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.86%)	1.79%	2.47%
C000038358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(5.40%)	0.64%	1.76%
C000011313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	(1.05%)	1.67%	2.35%
C000038359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(2.80%)	0.77%	1.59%
C000199771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.81%)	1.84%	2.50%
Without Sales Load [Member] | C000038358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(1.20%)	1.52%	2.20%
Without Sales Load [Member] | C000038359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(1.84%)	0.77%	1.59%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%	2.20%
Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	0.87%	0.76%